Decommissioning and Other Provisions - Decommissioning and Restoration (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows required for future removal of facilities	CAD 1,000
Centralia Coal Mine | Surety Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued	139		$ 139
Alberta Mine | Letters Of Credit [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	CAD 120	CAD 117